                       HUNTINGTON HARTFORD LEADERS OUTLOOK
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

  SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED SEPTEMBER 19, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                   RATING                 BASIS OF RATING
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      Standard & Poor's                 11/26/02                     AA -                Financial Security
                                                                                           Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4466
333-40414